Schedule of Financial Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Other Income and Expenses [Abstract]
Interest (income) expenses, net			$ (20)	$ 6
Exchange rate loss (gain)			17	(35)
Other			1	1
Total financial income, net	$ (1)	$ (2)	$ (2)	$ (28)